Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Summary of Recurring Fair Values Measurements Categorized within Level 3

The following table sets forth the activity of recurring fair values measurements categorized within Level 3 of the hierarchy:

	For the Year Ended December 31,
	2017	2018	2019
Beginning	1,514	1,514	445
Net addition/(disposal) of financial assets	—	(1,069)	(445)
Issuance of convertible promissory notes	500	—	—
Change in fair value of convertible promissory notes	—	—	—
Settlement of conversion option of convertible promissory notes upon exercise	(500)	—	—
Ending	1,514	445	—

Schedule of Estimated Useful Life and Residual Values

Property, equipment and software are recorded at cost, less accumulated depreciation and impairment. Depreciation of property, equipment and software is calculated on a straight-line basis, after consideration of expected useful lives and estimated residual values. The estimated useful lives of these assets are generally as follows:

Category	Estimated useful life	Estimated residual value
Vehicles	5 years	5%
Office furniture and equipment	5 years	5%
Computer and electronic equipment	3-5 years	5%
Software	5 years	nil
Leasehold improvements	Lesser of the lease terms or the estimated useful lives of the assets	nil

Summary of the Group's Safeguard Program Payable Movement Activities

A summary of the Group’s Safeguard Program payable movement activities is presented below:

	For the Year Ended December 31,
	2017	2018	2019
	(US$’000)	(US$’000)	(US$’000)
Opening balance	19,511	17,950	0
Liability arising from new business	65,971	—	0
Net payouts during the year	(71,541)	(17,950)	0
Release on expiration	(12,594)	—	0
Contingent liability	16,175	—	0
Foreign exchange gains	428	—	0
Ending balance	17,950	—	0

Summarizes the Group's Transaction and Service Fees

The following table summarizes the Group’s transaction and service fees (net of customer acquisition incentive) recognized for lifestyle loans and consumption loans during the year ended December 31, 2017, 2018 and 2019:

	For the Year Ended December 31,
	2017	2018	2019
	US$’000	US$’000	US$’000
Lifestyle loans	46,752	47,722	11,658
Consumption loans (net of customer acquisition incentive)	44,869	22,893	25,806
Transaction and service fees, net	91,621	70,615	37,464

Summary of Gross Billings on Transaction and Service Fee Inclusive of Related Value Added Tax, Before Deduction of Customer Acquisition Incentives

Gross billings on transaction and service fee is defined as transaction and service fee billed to customers, inclusive of related value added tax, before deduction of customer acquisition incentives.

	For the Year Ended December 31,
	2017	2018	2019
	US$’000	US$’000	US$’000
Gross billings on transaction and service fee
—Lifestyle loans	49,772	68,163	14,363
—Consumption loans	87,410	52,819	35,090
Total	137,182	120,982	49,452
Customer acquisition incentive
—deducted from Consumption loan revenue	38,081	14,583	4,851
—recognized in Sales and marketing expenses	—	—	—
—deducted from Lifestyle loans revenue	—	28,936	1,891
Total	38,081	43,519	6,742

Schedule of New Accounting Pronouncements and Changes in Accounting Principles	The adjustments to the cash flow statement for the years ended at December 31, 2017 are as follows:

	2017 Before Adjustment	2017 After Adjustment
	US$	In thousands
Safeguard Program assets and liabilities	(4,148)	(2,160)
Net cash used in operating activities	(5,689)	(3,701)
Net increase/(decrease) in cash, cash equivalent and restricted cash	75,898	77,886
Cash, cash equivalent and restricted cash at beginning of year	18,983	31,668
Cash, cash equivalent and restricted cash at end of year	94,881	109,554